Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Multi-Manager Alternative Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Alternative Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Positive contributions to the Fund’s absolute performance came from positioning in equities, corporate bonds, securitized credit and agricultural commodities.
Fixed income
| Overweight positioning in agency and non-agency mortgage-backed securities was a strong contributor to absolute returns despite volatile fixed-income markets. Corporate bonds, especially within the high-yield sector, also served as key contributors during the period.
Equities
| Long positioning in U.S. and European stock indices benefited the Fund’s absolute returns. Selective positioning in Asian equity markets, such as Taiwan and Japan, also contributed to positive performance, as those regions rallied over the period.
Commodities
| Long positioning in cocoa markets contributed positively to absolute results over the period. Climate change-induced droughts resulted in shortages of global cocoa supplies, contributing to historically high cocoa futures prices that benefited the Fund’s portfolio.
Top Performance Detractors
Currency
| Weak performance from currency positioning weighed on absolute returns. Price trend reversals and volatility in many currency pairs, especially the New Zealand dollar and Australian dollar, resulted in performance detraction, despite strong returns from positioning in the Japanese yen.
Commodities
| Unstable trends in energy prices weighed on the Fund’s results. Several price reversals in energy markets, especially crude oil, had a negative impact on performance. Geopolitical tensions, coupled with demand deceleration from China, created a roller coaster in energy markets.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	4.18	2.87	1.35
FTSE Three-Month U.S. Treasury Bill Index	5.65	2.33	1.62
Bloomberg Global Aggregate Index	6.90	(1.37)	0.12
(a)
The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg Global Aggregate Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 476,718,414
Holdings Count | Holding	1,524
Advisory Fees Paid, Amount	$ 4,920,131
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 476,718,414
Total number of portfolio holdings	1,524
Management services fees (represents 1.10% of Fund average net assets)	$ 4,920,131
Portfolio turnover for the reporting period	141%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are
excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	3.6%
Equity Risk	11.9%
Foreign Exchange Risk	61.5%
Interest Rate Risk	70.7%
Short
Commodity-Related Investment Risk	7.4%
Equity Risk	0.7%
Foreign Exchange Risk	55.8%
Interest Rate Risk	15.9%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds